Supplemental cash flow information - Reconciliation of liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes from financing cash flows
Repayment of long-term debt and financing fees	$ (12,280)	$ (9,151)
Payment of lease obligations	(118,159)	(105,863)
Long term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	2,151,513
Changes from financing cash flows
Repayment of long-term debt and financing fees	(12,280)
Payment of lease obligations	0
Total changes from financing cash flows	(12,280)
Liability-related other changes
Finance costs	2,568
New lease obligations	0
Other	0
Total liability-related other changes	2,568
Outstanding at end of period	2,141,801	2,151,513
Lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	870,163
Changes from financing cash flows
Repayment of long-term debt and financing fees	0
Payment of lease obligations	(118,159)
Total changes from financing cash flows	(118,159)
Liability-related other changes
Finance costs	0
New lease obligations	123,187
Other	(3,071)
Total liability-related other changes	120,116
Outstanding at end of period	$ 872,120	$ 870,163